PREPAID EXPENSES	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
PREPAID EXPENSES [Abstract]
PREPAID EXPENSES

NOTE 4 - PREPAID EXPENSES

Prepaid expenses at June 30, 2012 and March 31, 2012, consisted of the following:

	June 30, 2012	March 31, 2012
Prepaid research and development	$1,615	$128,445
Prepaid rent	14,384	21,250
Retainer	-	15,000
Other	609	4,179
	$16,608	$168,874

NOTE 4 - PREPAID EXPENSES

Prepaid expenses at March 31, 2012, consisted of the following:

March 31, 2012

Prepaid research and development	$128,445
Prepaid rent	21,250
Retainer	15,000
Other	4,179
$168,874